Net Loss Per Share Of Common Stock, Basic And Diluted	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Net Loss Per Share of Common Stock, Basic and Diluted
Net Loss Per Share of Common Stock, Basic and Diluted

The following table sets forth the computation of basic and diluted net loss per share of common stock for the three and six months ended June 30, 2017 and 2016:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Net loss per share, basic and diluted calculation:	2017	2016	2017	2016
Net loss	$(1,798,515)	$(3,524,160)	$(3,759,152)	$(8,664,174)
Weighted-average common shares outstanding	13,265,877	8,650,143	11,697,535	8,650,143
Net loss per share, basic and diluted	$(0.14)	$(0.41)	$(0.32)	$(1.00)

The following outstanding securities at June 30, 2017 and 2016 have been excluded from the computation of diluted weighted-average shares outstanding, as they are potentially anti‑dilutive:

	June 30, 2017	June 30, 2016
Stock options	2,198,630	1,450,952
Warrants on common stock	19,001,143	7,400,934
Underwriters' unit purchase option	40,000	40,000
Convertible preferred shares	11,940,000	—

Subsequent to June 30, 2017, the convertible preferred shares shown in the table above were converted into 11,940,000 shares of common stock as described in Note 8.